Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend Income Fund	Class R2 Life of Fund	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R3 Life of Fund	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	5.25%	8.80%	6.29%	Jul. 02, 2012	5.54%	9.06%	6.57%	5.80%	9.36%	6.84%	5.92%	9.55%	6.99%	6.00%	9.60%	7.10%	4.76%	8.10%	5.73%	4.19%	6.12%	4.99%	5.43%	8.81%	6.50%	6.14%	9.71%	7.41%